OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Finite-Lived Intangible Assets
Other intangible assets consisted of the following:

	December 31, 2017			December 31, 2016
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	8,734	4,987	3,747	8,707	3,513	5,194
IP & Technology	7,019	2,079	4,940	7,019	1,339	5,680
Capitalized software development costs	4,738	1,515	3,223	3,586	559	3,027
	20,491	8,581	11,910	19,312	5,411	13,901